Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds IV
Prospectus Date	rr_ProspectusDate	Apr. 29, 2020
Document Creation Date	dei_DocumentCreationDate	Apr. 23, 2020